Income tax and deferred taxes - Tax Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred taxes related to benefits for tax losses	$ 129,123	$ 23,340
Chile
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred taxes related to benefits for tax losses	44,525	16,087
Foreign
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred taxes related to benefits for tax losses	$ 84,598	$ 7,253